Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Year ended December 31,
(CHF in thousands)	2021	2020	2019

Distribution expenses	(96,429)	(51,089)	(28,564)
Selling expenses	(52,612)	(35,614)	(23,487)
Marketing expenses	(100,539)	(45,626)	(28,553)
Share-based compensation	(198,456)	(54,765)	(18,838)
General and administrative expenses	(123,338)	(61,105)	(37,987)
Selling, general and administrative expenses	(571,375)	(248,199)	(137,428)